Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012
Statement of Financial Position [Abstract]
Trade receivables allowances	$ 19,978	$ 19,028	$ 14,754
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares outstanding	46,759,590	46,317,433	46,303,732